Acquisitions and divestitures - (Details 1) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025
Assets
Cash and cash equivalents	$ 121	$ 115
Deferred income taxes	11	10
Intangible assets	952	904
Property, plant, and equipment	877	831
Others	38	34
Total assets	1,999	1,894
Liabilities
Loans and borrowings	250	240
Deferred income taxes	311	295
Others	179	163
Total liabilities	$ 740	$ 698